Loans, Net (Details) $ / shares in Units, ₪ in Thousands				12 Months Ended
	Jul. 07, 2022 USD ($)	Jul. 07, 2022 ILS (₪)	Apr. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 17, 2022 USD ($)	Mar. 25, 2021 USD ($)	May 07, 2020 USD ($)	Jun. 01, 2018 USD ($)	Feb. 19, 2017 USD ($)
Loans, Net (Details) [Line Items]
Aggregate principal amount							$ 350,000
Issuance of warrants (in Shares) | shares				65,563
Exercise price of per share (in Dollars per share) | $ / shares			$ 5.12
Amortization of discount and interest expenses				$ 14,000	$ 14,000	$ 29,000
Warrants purchase (in Shares) | shares			9,764
Warrant value				50,000
Line of Credit Facility, Fair Value of Amount Outstanding				672,000
Represent value				$ 712,000
Interest rate				15.45%			5.00%
Principal amounts interest rate							80.00%
Preferred Stock, Shares Issued (in Shares) | shares				5,714,400	5,714,400
Exercise price (in Dollars per share) | $ / shares				$ 5.12
Aggregate cost				$ 10,000				$ 54,000	$ 75,000
PPP Amount bears interest rate					1.00%
Other income					$ 129,000
Agreement amount received	$ 900,000	₪ 3,100
Royalty amount received	1,200,000	₪ 4,172,760
Minimum annual payment	$ 330,000
Percentage of outstanding repayment and payment amount				50.00%
Percentage of discount outstanding				35.00%
Non-refundable one-time fee				$ 13,000
Percentage of payment amount plus VAT				200.00%
Financing, less rate				20.00%
Value of divided				$ 62,500,000
Issuance term				10 years
Total incremental				$ 1,000
Payments of Loan Costs				12,000,000
Repayment amount				$ 330,000
Warrant [Member]
Loans, Net (Details) [Line Items]
Financing, less rate				20.00%
Maximum [Member]
Loans, Net (Details) [Line Items]
Warrant total amount				$ 2,875,000
Amortization of discount and interest expenses				12,000
Minimum [Member]
Loans, Net (Details) [Line Items]
Warrant total amount				$ 125,000
Amortization of discount and interest expenses					$ 59,000
Warrant value			$ 50,000
Floating rate [Member]
Loans, Net (Details) [Line Items]
Principal amounts interest rate							8.25%
Prime Rate [Member]
Loans, Net (Details) [Line Items]
Principal amounts interest rate							5.00%
IPO [Member]
Loans, Net (Details) [Line Items]
Financing, less rate				20.00%
Series C Preferred Stock [Member]
Loans, Net (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares) | shares				4,785
IBI Spikes Ltd [Member]
Loans, Net (Details) [Line Items]
Percentage of payment amount plus VAT				1.50%
2022 Loan Agreement [Member]
Loans, Net (Details) [Line Items]
Interest rate							80.00%
Loans and Security Agreement [Member]
Loans, Net (Details) [Line Items]
Aggregate principal amount										$ 3,000,000	$ 3,000,000
Bearing interest rate											3.50%
Interest rate											5.00%
Shares issued (in Shares) | shares				41,040
Remaining balance principal due			667,000
Line of Credit Facility, Commitment Fee Amount			$ 50,000
Convertible Preferred Stock [Member]
Loans, Net (Details) [Line Items]
Issuance of warrants (in Shares) | shares				41,040
Exercise price of per share (in Dollars per share) | $ / shares				$ 5.12